Other Charges	12 Months Ended
Dec. 31, 2011
Other Charges [Abstract]
Other Charges
19.	Other Charges

In December 2011, the Company incurred other charges of $105 which directly related to headcount reduction costs incurred and paid during the year. In December 2010, the Company closed its Seattle administrative offices in order to fully integrate InfrastruX, which was acquired in July 2010. In connection with this office closure, the Company incurred $2,473 and $165 of other charges related to severance and accelerated vesting of stock awards, respectively.

The table below summarizes all charges included in “Other charges” in the Consolidated Statements of Operations:

	xxxxxx	xxxxxx	xxxxxx
	Year Ended December 31,
	2011	2010	2009
Employee severance	$105	$2,731	$5,843
Lease abandonments	—	594	3,169
Accelerated vesting of stock awards	—	446	3,682

Total other charges	$105	$3,771	$12,694

Other charges incurred during 2011, 2010 and 2009 include $0, $0 and $7,217, respectively, related to corporate operations and have been allocated to the Company’s business segments based on a percentage of total revenue. The accrual at December 31, 2011, for carrying costs of the abandoned lease space totaled $197 which consists of $53 in “Other current liabilities” and $144 in “Other long-term liabilities” on the Consolidated Balance Sheets. The estimated carrying cost of the abandoned lease space was based on an assessment of applicable commercial real estate markets. There may be a significant fluctuation in the estimated costs to the extent the evaluation of the facts, circumstances and expectations change. The principal variables in estimating the carrying costs are the length of time required to sublease the space, the sublease rate and expense for inducements (e.g., rent abatement and tenant improvement allowance) that may be offered to a prospective sublease tenant. While the Company believes this accrual is adequate, it is subject to adjustment as conditions change. The Company will continue to evaluate the adequacy of the accrual and will make the necessary changes to the accrual as conditions warrant. Activity in the accrual related to other charges for the year ended December 31, 2011 is as follows:

	Employee Termination and Other Benefits	Non- Cancelable Lease and Other Contractual Obligations	Total
Accrued cost at December 31, 2010	$3,046	$989	$4,035
Costs recognized during 2011	105	—	105
Cash payments	(3,098)	(841)	(3,939)
Non-cash charges (1)	—	(4)	(4)
Change in estimates	—	—	—

Accrued cost at December 31, 2011	$53	$144	$197

(1)	Non-cash charges consist of $4 of accretion expense.